Derivative Liabilities - Senior Secured Debentures & Debenture Warrants - Summary of Fair Value Measurement Inputs and Valuation Techniques (Q2) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 15, 2019 USD ($) $ / shares shares	Oct. 24, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Valuation Date		Oct. 24, 2017					Jun. 30, 2019	Jun. 30, 2018
Maturity Years					5 years		5 years
Gain on fair value adjustment of derivative			$ 913	$ (702)	$ 879	$ (1,510)	$ (1,877)	$ (126)
Number of warrants to purchase common stock | shares		133,750					133,750	133,750
Expected Life of Award [Member]
Expiration Years							10 years	10 years
Expected Dividend Rate [Member]
Warrants Assumptions, Measurement Input,							0	0
Risk Free Interest Rate [Member]
Warrants Assumptions, Measurement Input,							3.15	2.37
Merger Debenture [Member]
Debenture Issue Date	Oct. 15, 2019		Oct. 15, 2019
Valuation Date	Oct. 15, 2019		Dec. 31, 2019
Maturity Date	Oct. 24, 2024		Oct. 24, 2022
Fair Value of Liabilities	$ 18,715		$ 18,707		18,707
Gain on fair value adjustment of derivative			8
Merger Debenture [Member] | Fair Value of Debenture One [Member]
Fair Value of Liabilities	$ 12,333		$ 12,302		$ 12,302
Fair value conversion price of derivative liabilities | $ / shares	$ 3.00		$ 6.00		$ 6.00
Merger Debenture [Member] | Fair Value of Debenture Two [Member]
Fair Value of Liabilities	$ 6,382		$ 6,405		$ 6,405
Fair value conversion price of derivative liabilities | $ / shares	$ 3.00		$ 6.00		$ 6.00
Merger Debenture [Member] | Measurement Input, Spot Price [Member]
Debt Instrument, Measurement Input	5.68		5.70		5.70
Merger Debenture [Member] | Expected Life of Award [Member]
Maturity Years	3 months 11 days		2 years 9 months 25 days
Merger Debenture [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument, Measurement Input	100.0		120.0		120.0
Merger Debenture [Member] | Expected Dividend Rate [Member]
Debt Instrument, Measurement Input	0.00		0.00		0.00
Merger Debenture [Member] | Risk Free Interest Rate [Member]
Debt Instrument, Measurement Input	1.60		1.61		1.61
Merger Debenture [Member] | Stated Interest Rate [Member]
Debt Instrument, Measurement Input	11		11		11
Merger Debenture [Member] | Market Interest Rate [Member]
Debt Instrument, Measurement Input	19		22		22
Merger Series A Warrants [Member]
Debenture Issue Date	Oct. 15, 2019		Oct. 15, 2019
Valuation Date	Oct. 15, 2019		Dec. 31, 2019
Maturity Date	Oct. 14, 2024		Oct. 14, 2024
Fair Value of Liabilities	$ 3,416		$ 3,476		$ 3,476
Gain on fair value adjustment of derivative			$ (60)
Number of warrants to purchase common stock | shares	766,669		766,669		766,669
Merger Series A Warrants [Member] | Measurement Input, Spot Price [Member]
Warrants Assumptions, Measurement Input,	5.68		5.68		5.68
Merger Series A Warrants [Member] | Expected Life of Award [Member]
Expiration Years	5 years		4 years 9 months 14 days		4 years 9 months 14 days
Merger Series A Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants Assumptions, Measurement Input,	90.00		103.00		103.00
Merger Series A Warrants [Member] | Expected Dividend Rate [Member]
Warrants Assumptions, Measurement Input,	0.00		0.00		0.00
Merger Series A Warrants [Member] | Risk Free Interest Rate [Member]
Warrants Assumptions, Measurement Input,	1.59		1.82		1.82
Merger Series A Warrants [Member] | Strike Price [Member]
Warrants Assumptions, Measurement Input,	3.00		3.00		3.00
Merger Series B Warrants [Member]
Debenture Issue Date	Oct. 15, 2019		Oct. 15, 2019
Valuation Date	Oct. 15, 2019		Dec. 31, 2019
Maturity Date	Oct. 14, 2024		Oct. 14, 2024
Fair Value of Liabilities	$ 2,697		$ 2,699		$ 2,699
Gain on fair value adjustment of derivative			$ (2)
Number of warrants to purchase common stock | shares	666,669		666,669		666,669
Merger Series B Warrants [Member] | Measurement Input, Spot Price [Member]
Warrants Assumptions, Measurement Input,	5.68		5.70		5.70
Merger Series B Warrants [Member] | Expected Life of Award [Member]
Expiration Years	5 years		4 years 9 months 14 days		4 years 9 months 14 days
Merger Series B Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants Assumptions, Measurement Input,	90.00		103.00		103.00
Merger Series B Warrants [Member] | Expected Dividend Rate [Member]
Warrants Assumptions, Measurement Input,	0.00		0.00		0.00
Merger Series B Warrants [Member] | Risk Free Interest Rate [Member]
Warrants Assumptions, Measurement Input,	1.59		1.82		1.82
Merger Series B Warrants [Member] | Strike Price [Member]
Warrants Assumptions, Measurement Input,	6.00		6.00		6.00